Cover Page	11 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Cipher Mining Inc.
Entity Central Index Key	0001819989
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The original registration statement (the “Existing Registration Statement”) of Cipher Mining Inc. on Form S-1 (File No. 333-262283), initially filed on January 21, 2022 and declared effective by the Securities and Exchange Commission (the “SEC”) on January 28, 2022, to which this Registration Statement is a Post-Effective Amendment No. 2 (this “Registration Statement”), covered (A) the offer and sale from time to time of up to 26,825,705 shares of common stock, par value $0.001 per share (“common stock”) by certain of the selling securityholders named in the prospectus (the “Selling Securityholders”), consisting of (i) up to 17,075,205 shares of common stock (the “PIPE Shares”) issued in a private placement in connection with the consummation of the Business Combination (as defined below) pursuant to subscription agreements entered into on March 4, 2021; (ii) up to 1,525,000 shares of common stock (the “Initial Stockholder Shares”) issued in connection with the consummation of the Business Combination, in exchange for shares of GWAC common stock, par value $0.001 per share (the “GWAC common stock”) originally issued in a private placement to certain Initial Stockholders (as defined below); (iii) up to 757,500 shares of common stock issued in connection with the Business Combination, in exchange for GWAC common stock issued in a private placement to I-B Good Works, LLC (the “Sponsor”); (iv) up to 562,500 shares of common stock issued in connection with the consummation of the Business Combination, in exchange for GWAC common stock issued in a private placement to GW Sponsor 2, LLC; (v) up to 563,500 shares of common stock issued in connection with the consummation of the Business Combination, in exchange for GWAC common stock issued in a private placement to the Anchor Investors (as defined below); (vi) 6,000,000 shares of common stock issued to Bitfury Holding B.V. as an affiliate of Bitfury Top HoldCo pursuant to the Bitfury Private Placement (as defined below); (vii) up to 228,000 shares of common stock issued in connection with the consummation of the Business Combination, in exchange for GWAC common stock originally issued upon separation of the GWAC Private Placement Units issued in a private placement simultaneously with the closing of GWAC’s public offering (the “Private Placement Shares”) and (viii) up to 114,000 shares of common stock issuable upon the exercise of Private Placement Warrants (as defined below); and (B) the offer and sale from time to time by the Selling Securityholders of an aggregate of up to 114,000 private placement warrants (the “Private Placement Warrants”) originally issued in a private placement in connection with the GWAC IPO (as defined below) at an exercise price of $11.50 per share of common stock. In addition, the Existing Registration Statement covered the offer and sale of (i) up to 8,500,000 shares of common stock that are issuable by us upon the exercise of 8,500,000 Public Warrants that were previously registered and (ii) up to 114,000 shares of common stock that are issuable by us upon the exercise of 114,000 Private Placement Warrants. This Post-Effective Amendment No. 2 to the Existing Registration Statement contains an updated prospectus relating to the offering and sale of (i) the shares of outstanding common stock covered by the Existing Registration Statement, (ii) the shares of common stock remaining available for issuance under the Existing Registration Statement (including upon exercise of the Public Warrants and/or Private Placement Warrants) and (iii) the Private Placement Warrants. This Registration Statement amends and restates the information contained in the Existing Registration Statement (and all amendments thereto) under the headings contained herein. All filing fees payable in connection with the registration of the shares of common stock and the Private Placement Warrants covered by this Registration Statement were paid by the Registrant at the time of the initial filing of the Existing Registration Statement. No additional securities are registered hereby.